CONDENSED CONSOLIDATED STATEMENTS OF PROFIT OR LOSS (UNAUDITED) (Parenthetical)	6 Months Ended			12 Months Ended
	Jun. 30, 2023 $ / shares	Jun. 30, 2023 ¥ / shares	Jun. 30, 2022 ¥ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2022 ¥ / shares	Dec. 31, 2021 ¥ / shares	Dec. 31, 2020 ¥ / shares
Profit or loss [abstract]
Earnings/(loss) per share, Diluted | (per share)	$ (0.18)	¥ (1.31)	¥ 0.24	$ (0.44)	¥ (3.00)	¥ (5.91)	¥ 3.89
Earnings/(loss) per share, Basic | (per share)	$ (0.18)	¥ (1.31)	¥ 0.24	$ (0.44)	¥ (3.00)	¥ (5.91)	¥ 3.89